Share Based Compensation (Details) - Schedule of RSUs to services providers and advisers outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Providers and advisers [Member]
Share Based Compensation (Details) - Schedule of RSUs to services providers and advisers outstanding [Line Items]
Outstanding at beginning of year	10,000
Granted	22,500	10,000
Vested	(14,234)
Outstanding as of December 31, 2022	18,266	10,000
Exercisable RSUs
Vested as of December 31, 2022	14,234
Employees and directors [Member]
Share Based Compensation (Details) - Schedule of RSUs to services providers and advisers outstanding [Line Items]
Outstanding at beginning of year	2,002,587
Granted	1,016,854	2,658,188
Forfeited	(65,626)
Vested	(1,225,973)	(655,601)
Outstanding as of December 31, 2022	1,727,842	2,002,587
Vested as of December 31, 2022	1,881,574